UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23016

RESOURCE CREDIT INCOME FUND
(Exact name of registrant as specified in charter)

1845 Walnut Street, 18th Floor
Philadelphia, PA 19103
(Address of principal executive offices) (Zip code)

212-506-3899
(Registrant’s telephone number, including area code)

The Corporation Trust Company
Corporation Trust Center, 1209 Orange Street
Wilmington, DE 19801
 (Name and address of agent for service)

Date of fiscal year end:   September 30

Date of reporting period: July 1, 2016 - June 30, 2017

Item 1 – Proxy Voting Record.

RESOURCE CREDIT INCOME FUND

Company	Ticker	CUSIP	Meeting Date	A brief Identification of the matter voted on	Proposed by Issuer or Security Holder	Shares Voted (Y/N)	Vote Cast (For, Against, Abstain)	With or Against Management
Solar Senior Capital LTD.	SUNS	83416M105	17-May-17	Director election; approval to issue shares below current NAV	Issuer	20,246	For	With

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RESOURCE CREDIT INCOME FUND

By:	/s/ Justin Milberg
Justin Milberg
President (Principal Executive Officer)

Date:	August 24, 2017